Share-based compensation (Detail Textuals) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 01, 2019 shares	Jan. 16, 2018 $ / shares shares	Sep. 30, 2018 CNY (¥)	Aug. 31, 2018 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2020 CNY (¥)	Sep. 30, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					27,000	27,000
Share-based compensation					$ 934	¥ 6,093	¥ 64,796	¥ 106,571
Unrecognized non-employee share-based compensation expenses related to unvested restricted shares expected to vest					$ 1,786					¥ 29,690
Weighted average expected life					10 months 17 days	10 months 17 days
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted				3,300,000
Share incentive plan term				10 years
Share Incentive Plan 2018 [Member] | April 1 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	1,999,951
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized non-employee share-based compensation expenses related to unvested restricted shares expected to vest					$ 1,786					¥ 12,949
Weighted average expected life					3 months	3 months
Restricted shares | Directors and executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted		131,000
Fair value of shares granted | $ / shares		$ 134.42
Share-based compensation | ¥								17,610
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation					$ 122	¥ 798	¥ 26,858	¥ 88,961
Percentage of stock appreciation rights equity interest					2.13%	2.13%	2.72%
Exercisable period								5 years	5 years
Share-based compensation arrangement by share-based payment award plan modification | ¥ / shares						¥ 216.43
Share-based compensation arrangement by share-based payment award plan modification reclassified liability additional paid in capital | ¥			¥ 106,465
Weighted average grant-date fair value of Restricted Shares | $ / shares											$ 148.37
Stock appreciation rights | Stock appreciation rights subject to vesting second anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights vesting percentage					33.00%	33.00%
Stock appreciation rights | Stock appreciation rights subject to vesting third anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights vesting percentage					33.00%	33.00%
Stock appreciation rights | Stock appreciation rights subject to vesting fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights vesting percentage					34.00%	34.00%
Employee Stock Option [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					1,928,561	1,928,561
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					71,390	71,390
Restricted share exercised					14,278	14,278